Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Summary Of Stock Option Activity
	Year Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	198,900	$8.95	247,300	$8.83	451,545	$9.29
Exercised	(198,900)	8.95	(48,400)	8.34	(204,245)	9.85
Outstanding at end of year	-	$-	198,900	$8.95	247,300	$8.83
Exercisable at end of year	-	$-	198,900	$8.95	247,300	$8.83

Restricted Stock Unit Activity
	Year Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Fair Value		Fair Value		Fair Value
		at Date of		at Date of		at Date of
	Units	Grant	Units	Grant	Units	Grant

Outstanding at beginning of year	710,591	$29.53	596,648	$25.78	546,876	$22.77
Units granted	178,144	43.36	200,819	40.15	162,552	35.70
Shares issued	(108,170)	29.74	(82,982)	28.10	(85,676)	25.26
Units forfeited	(8,243)	41.22	(3,894)	34.44	(27,104)	26.25
Outstanding at end of year	772,322	$32.57	710,591	$29.53	596,648	$25.78
Units vested at end of year	303,781	$24.85	244,897	$24.03	222,529	$23.20